3. Loans, Allowance for Loan Losses and Credit Quality (Details 2)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loans Allowance For Loan Losses And Credit Quality
Residential mortgage loans in process of foreclosure, number of loans	12	10
Residential mortgage loans in process of foreclosure, current balance	$ 961,709	$ 791,944